UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2010

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |_| is a restatement
                                   |X| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Mario Cibelli

Address:  6 East 43rd Street, 23rd Floor
          New York, New York 10017


13F File Number: 028-11689

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Mario D. Cibelli
Title:  Managing Member
Phone:  (212) 490-0399


Signature, Place and Date of Signing:

/s/ Mario D. Cibelli              New York, New York           May 27, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  26

Form 13F Information Table Value Total: $113,085
                                      (thousands)

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 15, 2011 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED ON May 27, 2011.

List of Other Included Managers:

No.        Form 13F File Number       Name

1.         028-11767                  Cibelli Capital Management L.L.C.

2.         028-11691                  Marathon Partners L.P.

3.         028-14390                  Robotti & Company Advisors, LLC

                                                   FORM 13F INFORMATION TABLE
                                                       December 31, 2010


COLUMN 1                       COLUMN  2        COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                                                             VALUE    SHRS OR  SH/ PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP       (X$1000)  PRN AMT  PRN CALL   DISCRETION  MANAGERS    SOLE  SHARED NONE
ACERGY S A                     SPONSORED ADR    00443E104    3,189     130,930 SH        SHARED      1, 2, 3      130,930  0    0
BALLY TECHNOLOGIES INC         COM              05874B107    1,202      28,495 SH        SHARED      1, 2, 3       28,495  0    0
COCA COLA ENTERPRISES INC NE   COM              19122T109    2,273      90,800 SH        SHARED      1, 2, 3       90,800  0    0
COCA COLA ENTERPRISES INC NE   COM              19122T109      323      12,900     CALL  SHARED      1, 2          12,900  0    0
COINSTAR INC                   COM              19259P300   14,653     259,623 SH        SHARED      1, 2, 3      259,623  0    0
COINSTAR INC                   NOTE 4.000% 9/0  19259PAF9    2,430   1,500,000 PRN       SHARED      1, 2       1,500,000  0    0
CTPARTNERS EXECUTIVE SEARCH    COM              22945C105      370      23,500 SH        SHARED      1, 2          23,500  0    0
DIRECTV                        COM CL A         25490A101    1,187      29,722 SH        SHARED      1, 2, 3       29,722  0    0
DOVER MOTORSPORTS INC          COM              260174107    4,411   2,478,290 SH        SHARED      1, 2, 3    2,478,290  0    0
EXPEDIA INC DEL                COM              30212P105      670      26,700 SH        SHARED      1, 2, 3       26,700  0    0
GEO GROUP INC                  COM              36159R103    1,517      61,532 SH        SHARED      1, 2, 3       61,532  0    0
GLOBAL POWER EQUIPMENT GRP I   COM PAR $0.01    37941P306    1,648      71,053 SH        SHARED      1, 2, 3       71,053  0    0
GOOGLE INC                     CL A             38259P508    4,179       7,035 SH        SHARED      1, 2, 3        7,035  0    0
GOOGLE INC                     CL A             38259P508    2,970       5,000     CALL  SHARED      1, 2           5,000  0    0
LUMBER LIQUIDATORS HLDGS INC   COM              55003T107    3,079     123,600 SH        SHARED      1, 2, 3      123,600  0    0
MCDONALDS CORP                 COM              580135101    3,968      51,700 SH        SHARED      1, 2, 3       51,700  0    0
MICROSOFT CORP                 COM              594918104    5,702     204,300 SH        SHARED      1, 2, 3      204,300  0    0
MICROSOFT CORP                 COM              594918104    2,791     100,000     CALL  SHARED      1, 2         100,000  0    0
NETFLIX INC                    COM              64110L106    1,876      10,675 SH        SHARED      1, 2, 3       10,675  0    0
PANHANDLE OIL AND GAS INC      CL A             698477106    1,326      48,343 SH        SHARED      1, 2          48,343  0    0
RENT A CTR INC NEW             COM              76009N100    1,217      37,700 SH        SHARED      1, 2, 3       37,700  0    0
SCHOOL SPECIALTY INC           COM              807863105    1,534     110,100 SH        SHARED      1, 2, 3      110,100  0    0
SHUTTERFLY INC                 COM              82568P304   40,215   1,152,620 SH        SHARED      1, 2, 3    1,152,620  0    0
SPDR GOLD TRUST                GOLD SHS         78463V107    4,104      29,588 SH        SHARED      1, 2, 3       29,588  0    0
WAL MART STORES INC            COM              931142103    3,554      65,900 SH        SHARED      1, 2, 3       65,900  0    0
WAL MART STORES INC            COM              931142103    2,697      50,000     CALL  SHARED      1, 2          50,000  0    0


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